Stock-Based Compensation - Summary of Total Stock-Based Compensation Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Common Stock Options Restricted Stock Warrants And Changes In Capitalization [Line Items]
Stock-based compensation expense	$ 35,692	$ 29,064	$ 60,001
Cost of revenue
Common Stock Options Restricted Stock Warrants And Changes In Capitalization [Line Items]
Stock-based compensation expense	3,282	3,823	6,135
Sales and marketing
Common Stock Options Restricted Stock Warrants And Changes In Capitalization [Line Items]
Stock-based compensation expense	7,217	5,418	8,658
Engineering and development
Common Stock Options Restricted Stock Warrants And Changes In Capitalization [Line Items]
Stock-based compensation expense	4,908	4,495	6,090
General and administrative
Common Stock Options Restricted Stock Warrants And Changes In Capitalization [Line Items]
Stock-based compensation expense	$ 20,285	$ 15,328	$ 39,118